Note 12 - Stock-based Compensation Plan - Nonvested Shares (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Unvested shares outstanding (in shares)	63,750	101,875
Unvested shares outstanding (in dollars per share)	$ 3.64	$ 3.66
Granted (in shares)	86,400	0
Granted (in dollars per share)	$ 4.27	$ 0
Vested (in shares)	(53,125)	(33,125)
Vested (in dollars per share)	$ 3.94	$ 3.65
Forfeited (in shares)	0	(5,000)
Forfeited (in dollars per share)	$ 0	$ 3.97
Unvested shares outstanding (in shares)	97,025	63,750
Unvested shares outstanding (in dollars per share)	$ 4.04	$ 3.64